Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,248,755	$ 2,983,851
Inter - segment revenue	0	0
Segment depreciation and amortization	(143,374)	(135,984)
Operating income	502,966	445,084
Income from equity method investees	5,497	7,582
Segment assets	21,987,988		19,532,850
thereof investment in equity method investees	637,755		692,025
Capital expenditures, acquisitions and investments	1,827,220	455,958
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,240,674	2,979,984
Inter - segment revenue	3,452	1,694
Segment revenue	3,244,126	2,981,678
Segment depreciation and amortization	(114,943)	(108,576)
Operating income	542,745	483,118
Income from equity method investees	3,049	7,582
Capital expenditures, acquisitions and investments	1,799,467	428,646
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,104,584	1,924,751
Inter - segment revenue	3,452	1,694
Segment revenue	2,108,036	1,926,445
Segment depreciation and amortization	(72,016)	(68,227)
Operating income	347,833	312,107
Income from equity method investees	2,982	7,518
Capital expenditures, acquisitions and investments	1,760,581	387,870
Exclusion of non-cash acquisitions	6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,136,090	1,055,233
Inter - segment revenue	0	0
Segment revenue	1,136,090	1,055,233
Segment depreciation and amortization	(42,927)	(40,349)
Operating income	194,912	171,011
Income from equity method investees	67	64
Capital expenditures, acquisitions and investments	38,886	40,776
Exclusion of non-cash acquisitions	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,081	3,867
Inter - segment revenue	(3,452)	(1,694)
Segment revenue	4,629	2,173
Segment depreciation and amortization	(28,431)	(27,408)
Operating income	(39,779)	(38,034)
Income from equity method investees	2,448	0
Capital expenditures, acquisitions and investments	27,753	27,312
Exclusion of non-cash acquisitions		$ 2,125